DEPOSITS AND ADVANCES (Tables)	9 Months Ended
Dec. 31, 2023
Deposits And Advances
SCHEDULE OF DEPOSITS AND ADVANCES
	As of December 31, 2023 ($)	As of March 31, 2023 ($)
Prepaid expense and other current assets	542,860	52,258
Advance to Suppliers	78,097	236,584

Total	620,957	288,842